Balance of Allowance Broken Down into Investment in Direct Financing Leases and Installment Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Direct financing leases JPY (¥)	Mar. 31, 2011 Direct financing leases USD ($)	Mar. 31, 2010 Direct financing leases JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans USD ($)	Mar. 31, 2010 Installment Loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance of allowance	$ 1,854	¥ 154,150	¥ 157,523	¥ 21,201	$ 255	¥ 23,969	¥ 132,949	$ 1,599	¥ 133,554